Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000114217
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	1.22%		3.58%
Without Sales Load [Member] | C000114216
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	0.94%		3.37%
Without Sales Load [Member] | C000166323
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	1.38%	4.26%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	0.12%		3.13%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	0.12%		3.13%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	0.12%	3.34%
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%	2.18%		4.03%
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%	2.18%		4.03%
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%	2.18%	4.33%